Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 12,935,860	$ 5,292,833	$ 9,242,809
Accounts receivable	987,057	715,696	647,143
Finance lease receivable	95,849	86,764
Inventory	839,472	618,650	318,135
Research and development supplies	167,378	671,845	1,274,653
Prepaid expenses and other assets	705,471	630,042	591,236
Total current assets	15,731,087	8,015,830	12,073,976
Non-current assets
Restricted cash	470,460	462,874	439,736
Right-of-use asset	830,551	720,473
Finance lease receivable	42,841	138,690
Property and equipment	803,280	767,973	813,628
Total non-current assets	2,147,132	2,090,010	1,253,364
Total assets	17,878,219	10,105,840	13,327,340
Current liabilities
Accounts payable and accrued liabilities	7,243,500	7,794,456	4,610,560
Lease liabilities	342,910	436,352
Total current liabilities	7,662,568	14,721,558	6,033,784
Non-Current Liabilities
Accounts payable and accrued liabilities		1,186,601	2,241,979
Lease liabilities	596,881	468,527
2017 Derivative warrant liability			190,303
Total non-current liabilities	8,238,134	9,830,047	15,626,394
Total liabilities	15,900,702	24,551,605	21,660,178
Equity
Share capital	369,775,383	328,460,681	304,460,533
Contributed surplus	35,045,056	29,766,225	26,260,806
Accumulated other comprehensive loss	(7,615,717)	(6,140,507)	(7,653,028)
Deficit	(395,227,205)	(366,532,164)	(331,401,149)
Total equity	1,977,517	(14,445,765)	(8,332,838)
Total liabilities and equity	17,878,219	10,105,840	13,327,340
2017 Convertible notes
Current liabilities
Convertible notes		5,400,189	1,423,224
2017 Convertible Notes		5,400,189	1,423,224
Non-Current Liabilities
Convertible notes			13,194,112
2017 Convertible Notes			$ 13,194,112
2019 Convertible notes
Current liabilities
Convertible notes	38,633	1,090,561
Non-Current Liabilities
Convertible notes	6,156,724	8,174,919
2019 Convertible Notes	6,156,724	$ 8,174,919
2020 Convertible notes
Current liabilities
Convertible notes	37,525
Non-Current Liabilities
2020 Convertible notes and warrants and derivative warrant liabilities	$ 1,484,529